Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

December 23, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)

Post-Effective Amendment No. 254 (1933 Act File No. 2-90946)

Amendment No. 257 (1940 Act File No. 811-4015) (the “Amendment”) filed on behalf of the Parametric Emerging Markets Core Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

As a general matter, the Amendment is being filed for the purpose of bringing the Fund’s financial statements and other information up to date, and in conjunction therewith, contains other non-material changes.  The prospectus and SAI have been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 233 filed with the Securities and Exchange Commission on December 23, 2014 (Accession No. 0000940394-14-001694) under Rule 485(b).

This Amendment is being filed pursuant to Rule 485(b) and will be effective January 1, 2016.  Pursuant to Rule 485(b)(4), as internal counsel of the Registrant, I have reviewed the Amendment and it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The Registrant incorporates by reference the financial information contained in the Annual Report to Shareholders dated August 31, 2015 (Accession No. 0001193125-15-354494).

If you have any questions or comments concerning the Amendment, please contact the undersigned at (617) 672-8064 or fax (617) 672-1064.

Very truly yours,

/s/ Velvet R. Regan

Velvet R. Regan, Esq.

Vice President